Share-based compensation (Details Narrative) - CNY (¥)			6 Months Ended
	Jun. 30, 2026	May 06, 2026	Jun. 30, 2026	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense			¥ 5,591,000	¥ 4,183,000
Share based compensation expense			617,000
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted fully vested		141,732
ADSs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted fully vested		70,866
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense			5,674,000	3,656,000
Unamortized compensation costs	¥ 3,687,000		3,687,000
Weighted average period	1 year 9 months 14 days
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense			700,000	¥ 527,000
Unamortized compensation costs	¥ 109,000		¥ 109,000
Weighted average period	10 months 24 days